Expense Example - Emerging Markets Leaders Portfolio	Jun. 14, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,362
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,246
Expense Example, with Redemption, 10 Years	2,112
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	2,295
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,305
Class IR Prospectus | Class IR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	4,875
Expense Example, with Redemption, 5 Years	7,564
Expense Example, with Redemption, 10 Years	$ 10,202